Significant Accounting Policies - Investments in Unconsolidated Entities (Details) - USD ($)	3 Months Ended	12 Months Ended
	Dec. 31, 2017	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016	Sep. 30, 2017
Investments in Unconsolidated Entities
Carrying value		$ 17,236,000	$ 187,423,000
Balance sheets:
Current assets		24,431,000	27,816,000
Noncurrent assets		99,164,000	291,100,000
Current liabilities		16,787,000	20,453,000
Noncurrent liabilities		10,620,000	13,542,000
Statements of operations:
Revenues		182,820,000	180,632,000	$ 273,857,000
Cost of sales		114,890,000	114,316,000	107,425,000
Net income		26,438,000	19,462,000	$ 46,595,000
Cumulative earnings and distributions from unconsolidated entities
Cumulative earnings from unconsolidated entities		10,600,000
Cumulative distributions received from unconsolidated entities		$ 11,200,000
Operating segment
Investments in Unconsolidated Entities
Ownership interest		50.00%
Carrying value		$ 0	226,000
Glass Mountain Pipeline, LLC | Crude oil logistics | Operating segment
Investments in Unconsolidated Entities
Ownership interest		0.00%			50.00%
Carrying value		$ 0	172,098,000
E Energy Adams, LLC | Refined products and renewables | Operating segment
Investments in Unconsolidated Entities
Ownership interest		20.00%
Carrying value		$ 15,142,000	12,952,000
Water treatment and disposal facility | Water solutions | Operating segment
Investments in Unconsolidated Entities
Ownership interest		50.00%
Carrying value		$ 2,094,000	$ 2,147,000
Glass Mountain Pipeline, LLC
Investments in Unconsolidated Entities
Proceeds from sale of interest in equity method investee	$ 292,100,000
Gain on sale of interest in Glass Mountain	$ 108,600,000